Earnings/(Loss) Per Share (Details) - Schedule of Basic and Diluted Net (Loss)/Earnings Per Share (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of basic and diluted net loss per share [Abstract]
Net (loss)/income attributable to ordinary shareholders of the Company for computing diluted net (loss)/earnings per share	$ 2,811	$ (19,853)	$ (46,041)
Weighted average number of ordinary shares outstanding used In calculating diluted net (loss)/earnings per share	371,726,318	312,485,140	285,979,036
Diluted net loss per ordinary share	$ 0.01	$ (0.06)	$ (0.16)